DEBT - Convertible Senior Notes (Details) - Convertible Debt - Convertible Senior Notes Due 2022 € in Millions, $ in Millions	Nov. 01, 2022 USD ($)	Nov. 01, 2022 EUR (€)	Nov. 03, 2017 USD ($)
DEBT
Aggregate principal amount			$ 475
Fixed interest rate (as a percent)			0.375%
Note repurchased	$ 475
Utilizing revolving facility | €		€ 70